Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2011
Registrant Name	dei_EntityRegistrantName	SUNAMERICA SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000892538
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 20, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 20, 2012

SunAmerica Dynamic Allocation Portfolio (Prospectus Summary) | SunAmerica Dynamic Allocation Portfolio
SunAmerica Dynamic Allocation Portfolio
Investment Goals
The Portfolio's investment goals are capital appreciation and current income while managing net equity exposure.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity contract or variable life insurance policy ("Variable Contracts"), as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the investment companies in which the Portfolio invests (the

"Underlying Portfolios").

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SunAmerica Dynamic Allocation Portfolio Class 3
Management Fees		0.25%
Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.05%
Acquired Fund Fees and Expenses	[2]	0.68%
Total Annual Portfolio Operating Expenses		1.23%
[1]	Other Expenses are based on estimated amounts for a full fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for a full fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the

Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same and that all contractual expense limitations and fee waivers, including any expense limitations and fee waivers for the

Underlying Portfolios, remain in effect only for the period ending April 30,

2013. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
SunAmerica Dynamic Allocation Portfolio Class 3	125	390

Portfolio Turnover
The portion of the Portfolio that operates as a fund-of-funds does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or

"turns over" its portfolio). An Underlying Portfolio pays transaction costs,

such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. The Portfolio

does, however, pay transaction costs when it buys and sells the financial instruments held in the Overlay Component of the Portfolio (defined below). The

Portfolio has not commenced operations as of the date of this Prospectus.

Principal Investment Strategies of the Portfolio
The Portfolio seeks to achieve its goals by investing under normal conditions approximately 70% to 90% of its assets in Class 1 shares of the Underlying

Portfolios, which are portfolios of the SunAmerica Series Trust (the "Trust"),

Anchor Series Trust, and Seasons Series Trust (collectively, the "Underlying

Trusts") (the "Fund-of-Funds Component") and 10% to 30% of its assets in a portfolio of derivative instruments, exchange traded funds ("ETFs"), fixed income securities and short-term investments (the "Overlay Component"). The

Fund-of-Funds Component will allocate approximately 50% to 80% of its assets to

Underlying Portfolios investing primarily in equity securities and 20% to 50% of its assets to Underlying Portfolios investing primarily in fixed income securities and short-term investments, which may include mortgage- and asset-backed securities, to seek capital appreciation and generate income.

The Overlay Component will invest in derivative instruments, as well as ETFs,

to manage the Portfolio's net equity exposure. The derivative instruments used by the Overlay Component will primarily consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. (As used throughout this prospectus, "net equity exposure" means the

Portfolio's level of exposure to the equity market through Underlying Portfolios investing primarily in equities, plus or minus the notional amount of a long or short position in equities obtained through the use of derivatives or other instruments in the Overlay Component.) Through the use of ETFs and derivative instruments, the Portfolio's net equity exposure may be adjusted down to a minimum of 25% or up to a maximum of 100%, although average net equity exposure over long term periods is expected to be approximately 60%-65%. When the Portfolio purchases a  derivative to increase the Portfolio's net equity exposure, it is using derivatives for speculative purposes. When the Portfolio sells derivatives instruments short to reduce the Portfolio's net equity exposure, it is using derivatives for hedging purposes. The Overlay Component will also invest in fixed income securities and short-term investments, to generate income, to manage cash flows and liquidity needs of the overall Portfolio, and to serve as collateral for the derivative instruments used to manage the overall Portfolio's net equity exposure.

SAAMCo is the Adviser to the Portfolio and will determine the allocation between the Fund-of-Funds Component and the Overlay Component. SAAMCo is also responsible for managing the Fund-of-Funds Component's investment in Underlying

Portfolios, so it will determine the target allocation between Underlying

Portfolios that invest primarily in equity securities and Underlying Portfolios that invest primarily in fixed income securities. SAAMCo performs an investment analysis of possible investments for the Portfolio and selects the universe of permitted Underlying Portfolios as well as the allocation to each Underlying

Portfolio. SAAMCo utilizes many factors, including research provided by an independent consultant. The consultant provides statistical analysis and portfolio modeling to the Adviser with respect to the Portfolio's investment allocation among the Underlying Portfolios, but does not have any advisory or portfolio transaction authority with regard to the Portfolio. SAAMCo, not the

Portfolio, pays the consultant. SAAMCo reserves the right to change the

Portfolio's asset allocation between the Fund-of-Funds Component and the Overlay

Component and the Fund-of-Funds Component's allocation among the Underlying

Portfolios, and to invest in other funds not currently among the Underlying

Portfolios, from time to time without notice to investors.

The Fund-of-Funds Component seeks to achieve capital appreciation primarily through its investments in Underlying Portfolios that invest in equity securities of both U.S. and non-U.S. companies of all market capitalizations,

but expects to invest to a lesser extent in Underlying Portfolios that invest primarily in small- and mid-cap U.S. companies and foreign companies. The

Portfolio normally does not expect to have more than 25% of its total assets allocated to Underlying Portfolios investing primarily in foreign securities,

and no more than 5% of its total assets to Underlying Portfolios investing primarily in emerging markets. The Fund-of-Funds Component seeks to achieve current income through its investments in Underlying Portfolios that primarily invest in fixed income securities, including both U.S. and foreign investment grade securities, but the Portfolio normally does not expect to have more than

5% of total assets allocated to Underlying Portfolios investing primarily in high-yield, high-risk bonds (commonly known as "junk bonds"). Portfolio cash flows are expected to be the primary tool used to maintain or move Underlying

Portfolio exposures close to target allocations, but sales and purchases of

Underlying Portfolios may also be used to change or remain near target allocations.

The Overlay Component comprises the remaining 10% -- 30% of the Portfolio's total assets. AllianceBernstein L.P. (the "Subadviser") is responsible for managing the Overlay Component, which includes management of the derivative instruments,

ETFs, fixed income securities and short-term investments.

The Subadviser may invest the Overlay Component in derivative instruments to increase or decrease the Portfolio's overall net equity exposure and, therefore,

its volatility and return potential. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High levels of volatility may result from rapid and dramatic price swings. Through its use of derivative instruments, the Subadviser may adjust the

Portfolio's net equity exposure down to a minimum of 25% or up to a maximum of

100%, although the operation of the formula (as described below) is expected to result in an average net equity exposure over long term periods of approximately 60%-65%. The Portfolio's net equity exposure is primarily adjusted through the use of derivative instruments, such as stock index futures, or ETFs,

as the allocation among Underlying Portfolios in the Fund-of-Funds Component is

expected to remain fairly stable. For example, when the market is in a state of higher volatility, the Subadviser may decrease the Portfolio's net equity exposure by taking a short position in derivative instruments. A short sale involves the sale by the Portfolio of a security or instrument it does not own with the expectation of purchasing the same security or instrument at a later date at a lower price. The operation of the Overlay Component may therefore expose the Portfolio to leverage.

Because derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets in the Overlay Component will be invested in a variety of fixed income securities.

The Subadviser will manage the Portfolio's net equity exposure pursuant to a formula provided by the Adviser and developed by affiliated insurance companies of the Adviser. The formula is based on historic equity market volatility, as measured through price movements in the S&P 500 Index, and is intended to provide guidance to the Subadviser with respect to the allocation of the Overlay

Component's assets among general categories. The Subadviser is responsible for determining in which securities or derivative instruments to invest and for making the Overlay Component investments for the Portfolio. As estimated equity market volatility decreases or increases, the Subadviser will adjust the

Portfolio's net equity exposure up or down in an effort to maintain a relatively stable exposure to equity market volatility over time, subject to the minimum and maximum net equity exposure ranges listed above. No assurance can be made that such adjustment will have the intended effect. The formula used by the

Subadviser may change over time based on proposals by the affiliated insurance companies. Any changes to the formula proposed by the affiliated insurance companies will be implemented only if they are approved by the Adviser and the

Portfolio's Board of Trustees, including a majority of the Independent Trustees.

The Portfolio's performance may be lower than similar portfolios that do not seek to manage their equity exposure. If the Subadviser increases the

Portfolio's net equity exposure and equity markets decline, the Portfolio may underperform traditional or static allocation funds. Likewise, if the Subadviser reduces the Portfolio's net equity exposure and equity markets rise, the

Portfolio may also underperform traditional or static allocation funds.

In addition to managing the Portfolio's overall net equity exposure as described above, the Subadviser will, within established guidelines, manage the Overlay

Component in an attempt to generate income, manage Portfolio cash flows and liquidity needs, and manage collateral for the derivative instruments. The

Subadviser will manage the fixed income investments of the Overlay Component by investing in securities rated investment grade or higher by a nationally recognized statistical ratings organization, or, if unrated, determined by the

Subadviser to be of comparable quality. At least 50% of the Overlay Component's fixed income investments will be invested in U.S. Government securities, cash,

repurchase agreements, and money market securities. A portion of the Overlay

Component may be held in short-term investments as needed, in order to manage daily cash flows to or from the Portfolio or to serve as collateral. The

Subadviser may also invest the Overlay Component in derivative instruments to generate income and manage Portfolio cash flows and liquidity needs.

The following chart sets forth the initial target allocations of the Portfolio set by SAAMCo on or about January 23, 2012, to equity and fixed income

Underlying Portfolios and securities. These target allocations represent how the

Portfolio's assets will initially be allocated, and do not take into account any change in net equity exposure from use of derivatives in the Overlay Component.

The Portfolio's subsequent actual allocations could vary substantially from the target allocations due to both market valuation changes and the Subadviser's management of the Overlay Component in response to volatility changes.

                                                 % of Total

                       Asset Class               Portfolio

                       Equity                           56%

                       U.S. Large Cap                 34.8%

                       U.S. Small and Mid Cap         12.0%

                       Foreign Equity                  9.2%

                       Fixed Income                     44%

                       U.S. Investment Grade          42.8%

                       U.S. High Yield                 0.8%

                       Foreign Fixed Income            0.4%

Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the

Portfolio are not bank deposits and are not guaranteed or insured by any bank,

government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in the sections "Additional

Information About the Portfolio's Investment Strategies and Investment Risks"

and the Glossary in the Prospectus, any of which could cause the Portfolio's return, the price of the Portfolio's shares or the Portfolio's yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its investment goals, which are not described here.

Market Risk. Market risk is both a direct and indirect risk of investing in the

Portfolio. The Portfolio's or an Underlying Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment adviser's assessment of companies held in an Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Finally, the Portfolio's or an Underlying Portfolio's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Derivatives Risk. Derivatives risk is both a direct and indirect risk of investing in the Portfolio. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e.,

stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio or an Underlying Portfolio,

the Portfolio or Underlying Portfolio will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap,

or other derivative is used to enhance return, rather than as a hedge, the

Portfolio or Underlying Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position. By purchasing over-the-counter derivatives, the Portfolio or Underlying Portfolio is exposed to credit quality risk of the counterparty.

Counterparty Risk. Counterparty risk is both a direct and indirect risk of investing in the Portfolio. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio or an Underlying Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio or an Underlying Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Risks of Leverage. Leverage risk is a direct risk of investing in the Portfolio.

Certain ETFs, managed futures instruments, and some other derivatives the

Portfolio buys involve a degree of leverage. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. The Portfolio's use of certain economically leveraged futures and other derivatives can result in a loss substantially greater than the amount invested in the futures or other derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses futures and other derivatives for leverage, a shareholder's investment in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Portfolio's investments.

Risk of Investing in Bonds. This is both a direct and indirect risk of investing in the Portfolio. As with any fund that invests significantly in bonds, the value of an investment in the Portfolio or an Underlying Portfolio may go up or

down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises.

Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Interest Rate Fluctuations Risk. Interest rate risk is both a direct and indirect risk of investing in the Portfolio. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. In periods of very low short-term interest rates, the

Portfolio's or an Underlying Portfolio's yield may become negative, which may result in a decline in the value of your investment.

Credit Risk. Credit risk is both a direct and indirect risk of investing in the

Portfolio. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S.

Government. The Portfolio or an Underlying Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk,

they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges by Underlying Portfolios, there is an additional risk, to the extent that these transactions create exposure to currencies in which an Underlying

Portfolio's securities are not denominated.

Short Sales Risk. Short sale risk is both a direct and indirect risk of investing in the Portfolio. Short sales by the Portfolio or an Underlying

Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested.

U.S. Government Obligations Risk. This is both a direct and indirect risk of investing in the Portfolio. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and are generally considered to have minimal credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the

Federal National Mortgage Association and the Federal Home Loan Banks are

neither insured nor guaranteed by the U.S. Government; the securities may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Risk of Investing in Money Market Securities. This is both a direct and indirect risk of investing in the Portfolio. An investment in the Portfolio is subject to the risk that the value of its investments in high-quality short-term obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Active Trading Risk. The Portfolio and Underlying Portfolios may engage in frequent trading of portfolio securities to achieve their investment goals.

Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio and

Underlying Portfolios. Because an Underlying Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses.

Other principal direct risks of investing in the Portfolio also include:

Dynamic Allocation Risk. The Portfolio's risks will directly correspond to the risks of the Underlying Portfolios and other direct investments in which it invests. The Portfolio is subject to the risk that the investment process that will determine the selection of the Underlying Portfolios and the volatility formula that will be used to determine the allocation and reallocation of the

Portfolio's assets among the various asset classes and instruments may not produce the desired result. The Portfolio is also subject to the risk that the

Subadviser may be prevented from trading certain derivatives effectively or in a timely manner.

Risk of Conflict with Insurance Company Interests. Managing the Portfolio's net

equity exposure may serve to reduce the risk from equity market volatility to the affiliated insurance companies and facilitate their ability to provide guaranteed benefits associated with certain Variable Contracts. While the interests of Portfolio shareholders and the affiliated insurance companies providing guaranteed benefits associated with the Variable Contracts are generally aligned, the affiliated insurance companies (and the Adviser by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of the Portfolio's management have the effect of mitigating the financial risks to which the affiliated insurance companies are subjected by providing those guaranteed benefits. In addition, the

Portfolio's performance may be lower than similar portfolios that do not seek to manage their equity exposure.

Investment Company Risk. The risks of the Portfolio owning the Underlying

Portfolios, including ETFs, generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities held by the Underlying

Portfolios and ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investment in such securities. The Underlying Portfolios and ETFs also have fees that increase their costs versus owning the underlying securities directly.

Risks of Exchange Traded Funds. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Portfolio could lose money investing in an ETF.

Affiliated Portfolio Risk. In managing the Portfolio that invests in Underlying

Portfolios, the Adviser will have the authority to select and substitute the

Underlying Portfolios. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio's assets among the various Underlying

Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the

Adviser also is responsible for managing and administering the Underlying

Portfolios.

Indirect principal risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, an Underlying Portfolio's value may not rise as much as the value of portfolios that emphasize smaller companies.

Small and Medium Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Growth Stock Risk. Growth stocks are historically volatile, which will affect certain Underlying Portfolios.

Value Investing Risk. The investment adviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, which will affect certain Underlying Portfolios.

Foreign Investment Risk. The value of an investment in foreign securities may be affected by fluctuating currency values, changing local and regional economic,

political and social conditions, and greater market volatility. In addition,

foreign securities may not be as liquid as domestic securities.

Credit Quality Risk. The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit rating typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile,

less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than investment grade bonds.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets,

including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to "prepayment risk"

and "extension risk." Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and an Underlying Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage,

particularly during periods of economic downturn.

Performance Information
As of the date of this Prospectus, the Portfolio had not commenced operations.

No performance information is currently available.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 20, 2012
SunAmerica Dynamic Allocation Portfolio (Prospectus Summary) | SunAmerica Dynamic Allocation Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SunAmerica Dynamic Allocation Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goals
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio's investment goals are capital appreciation and current income while managing net equity exposure.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity contract or variable life insurance policy ("Variable Contracts"), as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the investment companies in which the Portfolio invests (the
"Underlying Portfolios").

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The portion of the Portfolio that operates as a fund-of-funds does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or
"turns over" its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. The Portfolio
does, however, pay transaction costs when it buys and sells the financial instruments held in the Overlay Component of the Portfolio (defined below). The
Portfolio has not commenced operations as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for a full fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same and that all contractual expense limitations and fee waivers, including any expense limitations and fee waivers for the
Underlying Portfolios, remain in effect only for the period ending April 30,
2013. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio seeks to achieve its goals by investing under normal conditions approximately 70% to 90% of its assets in Class 1 shares of the Underlying
Portfolios, which are portfolios of the SunAmerica Series Trust (the "Trust"),
Anchor Series Trust, and Seasons Series Trust (collectively, the "Underlying
Trusts") (the "Fund-of-Funds Component") and 10% to 30% of its assets in a portfolio of derivative instruments, exchange traded funds ("ETFs"), fixed income securities and short-term investments (the "Overlay Component"). The
Fund-of-Funds Component will allocate approximately 50% to 80% of its assets to
Underlying Portfolios investing primarily in equity securities and 20% to 50% of its assets to Underlying Portfolios investing primarily in fixed income securities and short-term investments, which may include mortgage- and asset-backed securities, to seek capital appreciation and generate income.
The Overlay Component will invest in derivative instruments, as well as ETFs, to manage the Portfolio's net equity exposure. The derivative instruments used by the Overlay Component will primarily consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. (As used throughout this prospectus, "net equity exposure" means the
Portfolio's level of exposure to the equity market through Underlying Portfolios investing primarily in equities, plus or minus the notional amount of a long or short position in equities obtained through the use of derivatives or other instruments in the Overlay Component.) Through the use of ETFs and derivative instruments, the Portfolio's net equity exposure may be adjusted down to a minimum of 25% or up to a maximum of 100%, although average net equity exposure over long term periods is expected to be approximately 60%-65%. When the Portfolio purchases a  derivative to increase the Portfolio's net equity exposure, it is using derivatives for speculative purposes. When the Portfolio sells derivatives instruments short to reduce the Portfolio's net equity exposure, it is using derivatives for hedging purposes. The Overlay Component will also invest in fixed income securities and short-term investments, to generate income, to manage cash flows and liquidity needs of the overall Portfolio, and to serve as collateral for the derivative instruments used to manage the overall Portfolio's net equity exposure.

SAAMCo is the Adviser to the Portfolio and will determine the allocation between the Fund-of-Funds Component and the Overlay Component. SAAMCo is also responsible for managing the Fund-of-Funds Component's investment in Underlying
Portfolios, so it will determine the target allocation between Underlying
Portfolios that invest primarily in equity securities and Underlying Portfolios that invest primarily in fixed income securities. SAAMCo performs an investment analysis of possible investments for the Portfolio and selects the universe of permitted Underlying Portfolios as well as the allocation to each Underlying
Portfolio. SAAMCo utilizes many factors, including research provided by an independent consultant. The consultant provides statistical analysis and portfolio modeling to the Adviser with respect to the Portfolio's investment allocation among the Underlying Portfolios, but does not have any advisory or portfolio transaction authority with regard to the Portfolio. SAAMCo, not the
Portfolio, pays the consultant. SAAMCo reserves the right to change the
Portfolio's asset allocation between the Fund-of-Funds Component and the Overlay
Component and the Fund-of-Funds Component's allocation among the Underlying
Portfolios, and to invest in other funds not currently among the Underlying
Portfolios, from time to time without notice to investors.

The Fund-of-Funds Component seeks to achieve capital appreciation primarily through its investments in Underlying Portfolios that invest in equity securities of both U.S. and non-U.S. companies of all market capitalizations, but expects to invest to a lesser extent in Underlying Portfolios that invest primarily in small- and mid-cap U.S. companies and foreign companies. The
Portfolio normally does not expect to have more than 25% of its total assets allocated to Underlying Portfolios investing primarily in foreign securities, and no more than 5% of its total assets to Underlying Portfolios investing primarily in emerging markets. The Fund-of-Funds Component seeks to achieve current income through its investments in Underlying Portfolios that primarily invest in fixed income securities, including both U.S. and foreign investment grade securities, but the Portfolio normally does not expect to have more than
5% of total assets allocated to Underlying Portfolios investing primarily in high-yield, high-risk bonds (commonly known as "junk bonds"). Portfolio cash flows are expected to be the primary tool used to maintain or move Underlying
Portfolio exposures close to target allocations, but sales and purchases of
Underlying Portfolios may also be used to change or remain near target allocations.

The Overlay Component comprises the remaining 10% -- 30% of the Portfolio's total assets. AllianceBernstein L.P. (the "Subadviser") is responsible for managing the Overlay Component, which includes management of the derivative instruments,
ETFs, fixed income securities and short-term investments.

The Subadviser may invest the Overlay Component in derivative instruments to increase or decrease the Portfolio's overall net equity exposure and, therefore, its volatility and return potential. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High levels of volatility may result from rapid and dramatic price swings. Through its use of derivative instruments, the Subadviser may adjust the
Portfolio's net equity exposure down to a minimum of 25% or up to a maximum of
100%, although the operation of the formula (as described below) is expected to result in an average net equity exposure over long term periods of approximately 60%-65%. The Portfolio's net equity exposure is primarily adjusted through the use of derivative instruments, such as stock index futures, or ETFs, as the allocation among Underlying Portfolios in the Fund-of-Funds Component is
expected to remain fairly stable. For example, when the market is in a state of higher volatility, the Subadviser may decrease the Portfolio's net equity exposure by taking a short position in derivative instruments. A short sale involves the sale by the Portfolio of a security or instrument it does not own with the expectation of purchasing the same security or instrument at a later date at a lower price. The operation of the Overlay Component may therefore expose the Portfolio to leverage.

Because derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets in the Overlay Component will be invested in a variety of fixed income securities.

The Subadviser will manage the Portfolio's net equity exposure pursuant to a formula provided by the Adviser and developed by affiliated insurance companies of the Adviser. The formula is based on historic equity market volatility, as measured through price movements in the S&P 500 Index, and is intended to provide guidance to the Subadviser with respect to the allocation of the Overlay
Component's assets among general categories. The Subadviser is responsible for determining in which securities or derivative instruments to invest and for making the Overlay Component investments for the Portfolio. As estimated equity market volatility decreases or increases, the Subadviser will adjust the
Portfolio's net equity exposure up or down in an effort to maintain a relatively stable exposure to equity market volatility over time, subject to the minimum and maximum net equity exposure ranges listed above. No assurance can be made that such adjustment will have the intended effect. The formula used by the
Subadviser may change over time based on proposals by the affiliated insurance companies. Any changes to the formula proposed by the affiliated insurance companies will be implemented only if they are approved by the Adviser and the
Portfolio's Board of Trustees, including a majority of the Independent Trustees.

The Portfolio's performance may be lower than similar portfolios that do not seek to manage their equity exposure. If the Subadviser increases the
Portfolio's net equity exposure and equity markets decline, the Portfolio may underperform traditional or static allocation funds. Likewise, if the Subadviser reduces the Portfolio's net equity exposure and equity markets rise, the
Portfolio may also underperform traditional or static allocation funds.

In addition to managing the Portfolio's overall net equity exposure as described above, the Subadviser will, within established guidelines, manage the Overlay
Component in an attempt to generate income, manage Portfolio cash flows and liquidity needs, and manage collateral for the derivative instruments. The
Subadviser will manage the fixed income investments of the Overlay Component by investing in securities rated investment grade or higher by a nationally recognized statistical ratings organization, or, if unrated, determined by the
Subadviser to be of comparable quality. At least 50% of the Overlay Component's fixed income investments will be invested in U.S. Government securities, cash, repurchase agreements, and money market securities. A portion of the Overlay
Component may be held in short-term investments as needed, in order to manage daily cash flows to or from the Portfolio or to serve as collateral. The
Subadviser may also invest the Overlay Component in derivative instruments to generate income and manage Portfolio cash flows and liquidity needs.

The following chart sets forth the initial target allocations of the Portfolio set by SAAMCo on or about January 23, 2012, to equity and fixed income
Underlying Portfolios and securities. These target allocations represent how the
Portfolio's assets will initially be allocated, and do not take into account any change in net equity exposure from use of derivatives in the Overlay Component.
The Portfolio's subsequent actual allocations could vary substantially from the target allocations due to both market valuation changes and the Subadviser's management of the Overlay Component in response to volatility changes.

                                                 % of Total
                       Asset Class               Portfolio
                       Equity                           56%
                       U.S. Large Cap                 34.8%
                       U.S. Small and Mid Cap         12.0%
                       Foreign Equity                  9.2%
                       Fixed Income                     44%
                       U.S. Investment Grade          42.8%
                       U.S. High Yield                 0.8%
                       Foreign Fixed Income            0.4%

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in the sections "Additional
Information About the Portfolio's Investment Strategies and Investment Risks"
and the Glossary in the Prospectus, any of which could cause the Portfolio's return, the price of the Portfolio's shares or the Portfolio's yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its investment goals, which are not described here.

Market Risk. Market risk is both a direct and indirect risk of investing in the
Portfolio. The Portfolio's or an Underlying Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment adviser's assessment of companies held in an Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Finally, the Portfolio's or an Underlying Portfolio's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Derivatives Risk. Derivatives risk is both a direct and indirect risk of investing in the Portfolio. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio or an Underlying Portfolio, the Portfolio or Underlying Portfolio will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap, or other derivative is used to enhance return, rather than as a hedge, the
Portfolio or Underlying Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position. By purchasing over-the-counter derivatives, the Portfolio or Underlying Portfolio is exposed to credit quality risk of the counterparty.

Counterparty Risk. Counterparty risk is both a direct and indirect risk of investing in the Portfolio. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio or an Underlying Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio or an Underlying Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Risks of Leverage. Leverage risk is a direct risk of investing in the Portfolio.
Certain ETFs, managed futures instruments, and some other derivatives the
Portfolio buys involve a degree of leverage. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. The Portfolio's use of certain economically leveraged futures and other derivatives can result in a loss substantially greater than the amount invested in the futures or other derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses futures and other derivatives for leverage, a shareholder's investment in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Portfolio's investments.

Risk of Investing in Bonds. This is both a direct and indirect risk of investing in the Portfolio. As with any fund that invests significantly in bonds, the value of an investment in the Portfolio or an Underlying Portfolio may go up or
down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises.
Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Interest Rate Fluctuations Risk. Interest rate risk is both a direct and indirect risk of investing in the Portfolio. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. In periods of very low short-term interest rates, the
Portfolio's or an Underlying Portfolio's yield may become negative, which may result in a decline in the value of your investment.

Credit Risk. Credit risk is both a direct and indirect risk of investing in the
Portfolio. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S.
Government. The Portfolio or an Underlying Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges by Underlying Portfolios, there is an additional risk, to the extent that these transactions create exposure to currencies in which an Underlying
Portfolio's securities are not denominated.

Short Sales Risk. Short sale risk is both a direct and indirect risk of investing in the Portfolio. Short sales by the Portfolio or an Underlying
Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested.

U.S. Government Obligations Risk. This is both a direct and indirect risk of investing in the Portfolio. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and are generally considered to have minimal credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the
Federal National Mortgage Association and the Federal Home Loan Banks are
neither insured nor guaranteed by the U.S. Government; the securities may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Risk of Investing in Money Market Securities. This is both a direct and indirect risk of investing in the Portfolio. An investment in the Portfolio is subject to the risk that the value of its investments in high-quality short-term obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Active Trading Risk. The Portfolio and Underlying Portfolios may engage in frequent trading of portfolio securities to achieve their investment goals.
Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio and
Underlying Portfolios. Because an Underlying Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses.

Other principal direct risks of investing in the Portfolio also include:

Dynamic Allocation Risk. The Portfolio's risks will directly correspond to the risks of the Underlying Portfolios and other direct investments in which it invests. The Portfolio is subject to the risk that the investment process that will determine the selection of the Underlying Portfolios and the volatility formula that will be used to determine the allocation and reallocation of the
Portfolio's assets among the various asset classes and instruments may not produce the desired result. The Portfolio is also subject to the risk that the
Subadviser may be prevented from trading certain derivatives effectively or in a timely manner.

Risk of Conflict with Insurance Company Interests. Managing the Portfolio's net
equity exposure may serve to reduce the risk from equity market volatility to the affiliated insurance companies and facilitate their ability to provide guaranteed benefits associated with certain Variable Contracts. While the interests of Portfolio shareholders and the affiliated insurance companies providing guaranteed benefits associated with the Variable Contracts are generally aligned, the affiliated insurance companies (and the Adviser by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of the Portfolio's management have the effect of mitigating the financial risks to which the affiliated insurance companies are subjected by providing those guaranteed benefits. In addition, the
Portfolio's performance may be lower than similar portfolios that do not seek to manage their equity exposure.

Investment Company Risk. The risks of the Portfolio owning the Underlying
Portfolios, including ETFs, generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities held by the Underlying
Portfolios and ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investment in such securities. The Underlying Portfolios and ETFs also have fees that increase their costs versus owning the underlying securities directly.

Risks of Exchange Traded Funds. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Portfolio could lose money investing in an ETF.

Affiliated Portfolio Risk. In managing the Portfolio that invests in Underlying
Portfolios, the Adviser will have the authority to select and substitute the
Underlying Portfolios. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio's assets among the various Underlying
Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the
Adviser also is responsible for managing and administering the Underlying
Portfolios.

Indirect principal risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, an Underlying Portfolio's value may not rise as much as the value of portfolios that emphasize smaller companies.

Small and Medium Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Growth Stock Risk. Growth stocks are historically volatile, which will affect certain Underlying Portfolios.

Value Investing Risk. The investment adviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, which will affect certain Underlying Portfolios.

Foreign Investment Risk. The value of an investment in foreign securities may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Credit Quality Risk. The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit rating typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than investment grade bonds.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to "prepayment risk"
and "extension risk." Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and an Underlying Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this Prospectus, the Portfolio had not commenced operations.
No performance information is currently available.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Portfolio had not commenced operations. No performance information is currently available.
SunAmerica Dynamic Allocation Portfolio (Prospectus Summary) | SunAmerica Dynamic Allocation Portfolio | Class 3
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	390

[1]	Other Expenses are based on estimated amounts for a full fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for a full fiscal year.

Foreign Value Portfolio (Prospectus Summary) | Foreign Value Portfolio
Foreign Value Portfolio
Investment Goal
The Portfolio's investment goal is long-term growth of capital.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), as defined herein, in which the

Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Foreign Value Portfolio Class 1
Management Fees		0.83%
Service (12b-1) Fees		none
Other Expenses	[1]	0.10%
Total Annual Portfolio Operating Expenses		0.93%
[1]	"Other Expenses" have been estimated because no Class 1 shares were outstanding during the Portfolio's last fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the

Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Foreign Value Portfolio Class 1	95	296	515	1,143

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets. The

Portfolio invests in companies across all market capitalization ranges,

including mid- and small-cap companies. When choosing equity investments for the

Portfolio, the subadviser applies a "bottom-up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers and analyzes various measures relevant to stock valuation, such as a company's price/cash flow ratio,

price/earnings ratio, profit margins and liquidation value.

The Portfolio may invest up to 25% of its assets in emerging markets securities and in foreign debt securities. Depending upon current market conditions, the

Portfolio may invest in debt securities of countries and governments located anywhere in the world. The Portfolio's foreign investments may include depositary receipts. The Portfolio, from time to time, may have significant investments in one or more countries or in particular sectors, such as financial institutions, technology companies or industrial companies. The Portfolio may invest up to 15% of its assets in unlisted foreign securities.

Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the

Portfolio are not bank deposits and are not guaranteed or insured by any bank,

government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Emerging Markets Risk. The risks associated with investment in foreign securities are heightened when issuers of these securities are in developing or

"emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Value Investing Risk. The subadviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

Country, Sector or Industry Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few countries, sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few countries, sectors or industries than if the Portfolio always maintained wide diversity among the countries, sectors and industries in which it invests.

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio's value may not rise as much as the value of portfolios that emphasize smaller companies.

Small and Medium Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Currency Volatility Risk. The value of the Portfolio's foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar-denominated securities.

Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems,

insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Depositary Receipts Risk. Depositary receipts, such as American Depositary

Receipts ("ADRs") and other depositary receipts, including Global Depositary

Receipts ("GDRs"), European Depositary Receipts ("EDRs") are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United

States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the MSCI EAFE Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Class 2 Shares

During the periods shown in the bar chart, the highest return for a quarter was

21.51% (quarter ended June 30, 2009) and the lowest return for a quarter was

-22.07% (quarter ended September 30, 2011).

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Foreign Value Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 2	Class 2 Shares	(11.81%)	(4.44%)	5.81%	Aug 1, 2002
MSCI EAFE Index (net)	MSCI EAFE Index (net)	(12.14%)	(4.72%)	6.31%	Aug 1, 2002

No performance for Class 1 shares is shown because there were no Class 1 shares outstanding during the periods shown. Returns are presented for Class 2 shares,

which are not offered in this Prospectus. Class 1 shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 20, 2012
Foreign Value Portfolio (Prospectus Summary) | Foreign Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Foreign Value Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio's investment goal is long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), as defined herein, in which the
Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets. The
Portfolio invests in companies across all market capitalization ranges, including mid- and small-cap companies. When choosing equity investments for the
Portfolio, the subadviser applies a "bottom-up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers and analyzes various measures relevant to stock valuation, such as a company's price/cash flow ratio, price/earnings ratio, profit margins and liquidation value.

The Portfolio may invest up to 25% of its assets in emerging markets securities and in foreign debt securities. Depending upon current market conditions, the
Portfolio may invest in debt securities of countries and governments located anywhere in the world. The Portfolio's foreign investments may include depositary receipts. The Portfolio, from time to time, may have significant investments in one or more countries or in particular sectors, such as financial institutions, technology companies or industrial companies. The Portfolio may invest up to 15% of its assets in unlisted foreign securities.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Emerging Markets Risk. The risks associated with investment in foreign securities are heightened when issuers of these securities are in developing or
"emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Value Investing Risk. The subadviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

Country, Sector or Industry Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few countries, sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few countries, sectors or industries than if the Portfolio always maintained wide diversity among the countries, sectors and industries in which it invests.

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio's value may not rise as much as the value of portfolios that emphasize smaller companies.

Small and Medium Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Currency Volatility Risk. The value of the Portfolio's foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar-denominated securities.

Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Depositary Receipts Risk. Depositary receipts, such as American Depositary
Receipts ("ADRs") and other depositary receipts, including Global Depositary
Receipts ("GDRs"), European Depositary Receipts ("EDRs") are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United
States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the MSCI EAFE Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the MSCI EAFE Index (net).
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class 2 Shares
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest return for a quarter was
21.51% (quarter ended June 30, 2009) and the lowest return for a quarter was
-22.07% (quarter ended September 30, 2011).

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
No performance for Class 1 shares is shown because there were no Class 1 shares outstanding during the periods shown. Returns are presented for Class 2 shares, which are not offered in this Prospectus. Class 1 shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Foreign Value Portfolio (Prospectus Summary) | Foreign Value Portfolio | MSCI EAFE Index (net)
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (net)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2002
Foreign Value Portfolio (Prospectus Summary) | Foreign Value Portfolio | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.83%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Foreign Value Portfolio (Prospectus Summary) | Foreign Value Portfolio | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Annual Return 2003	rr_AnnualReturn2003	34.59%
Annual Return 2004	rr_AnnualReturn2004	19.85%
Annual Return 2005	rr_AnnualReturn2005	10.07%
Annual Return 2006	rr_AnnualReturn2006	27.16%
Annual Return 2007	rr_AnnualReturn2007	14.17%
Annual Return 2008	rr_AnnualReturn2008	(40.99%)
Annual Return 2009	rr_AnnualReturn2009	30.10%
Annual Return 2010	rr_AnnualReturn2010	3.06%
Annual Return 2011	rr_AnnualReturn2011	(11.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.07%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.81%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.44%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2002

[1]	"Other Expenses" have been estimated because no Class 1 shares were outstanding during the Portfolio's last fiscal year.

Small & Mid Cap Value Portfolio (Prospectus Summary) | Small & Mid Cap Value Portfolio
Small & Mid Cap Value Portfolio
Investment Goal
The Portfolio's investment goal is long-term growth of capital.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), as defined herein, in which the

Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Small & Mid Cap Value Portfolio Class 1
Management Fees		0.93%
Service (12b-1) Fees		none
Other Expenses	[1]	0.06%
Total Annual Portfolio Operating Expenses		0.99%
[1]	"Other Expenses" have been estimated because no Class 1 shares were outstanding during the Portfolio's last fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the

Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Small & Mid Cap Value Portfolio Class 1	101	315	547	1,213

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The subadviser uses proprietary quantitative research tools that balance valuation against quality factors to identify the most attractive stocks in the small and mid capitalization universe. It then performs rigorous fundamental company and industry research to determine the long term earnings power of those companies. Once a stock's expected return has been established from these quantitative and fundamental perspectives, its risk penalty or benefit is assessed and the portfolio is constructed with those companies with the most attractive risk adjusted returns.

The Portfolio may invest in convertible securities (up to 20% of net assets),

rights and warrants (up to 10% of net assets) and foreign securities (up to 15%

of net assets).

Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the

Portfolio are not bank deposits and are not guaranteed or insured by any bank,

government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Value Investing Risk. The subadviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

Small and Medium Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted.

Specifically, certain types of convertible securities may pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time unfavorable to the

Portfolio.

Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the Russell 2500® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Class 2 Shares

During the periods shown in the bar chart, the highest return for a quarter was

24.63% (quarter ended September 30, 2009) and the lowest return for a quarter was -27.11% (quarter ended December 31, 2008).

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Small & Mid Cap Value Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 2	Class 2 Shares	(8.12%)	1.62%	8.38%	Aug 1, 2002
Russell 2500® Value Index	Russell 2500® Value Index	(3.36%)	(0.58%)	8.50%	Aug 1, 2002

No performance for Class 1 shares is shown because there were no Class 1 shares outstanding during the periods shown. Returns are presented for Class 2 shares,

which are not offered in this Prospectus. Class 1 shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 20, 2012
Small & Mid Cap Value Portfolio (Prospectus Summary) | Small & Mid Cap Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Small & Mid Cap Value Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio's investment goal is long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), as defined herein, in which the
Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The subadviser uses proprietary quantitative research tools that balance valuation against quality factors to identify the most attractive stocks in the small and mid capitalization universe. It then performs rigorous fundamental company and industry research to determine the long term earnings power of those companies. Once a stock's expected return has been established from these quantitative and fundamental perspectives, its risk penalty or benefit is assessed and the portfolio is constructed with those companies with the most attractive risk adjusted returns.

The Portfolio may invest in convertible securities (up to 20% of net assets), rights and warrants (up to 10% of net assets) and foreign securities (up to 15%
of net assets).

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Value Investing Risk. The subadviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

Small and Medium Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted.
Specifically, certain types of convertible securities may pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time unfavorable to the
Portfolio.

Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the Russell 2500® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the Russell 2500® Value Index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class 2 Shares
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest return for a quarter was
24.63% (quarter ended September 30, 2009) and the lowest return for a quarter was -27.11% (quarter ended December 31, 2008).

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
No performance for Class 1 shares is shown because there were no Class 1 shares outstanding during the periods shown. Returns are presented for Class 2 shares, which are not offered in this Prospectus. Class 1 shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Small & Mid Cap Value Portfolio (Prospectus Summary) | Small & Mid Cap Value Portfolio | Russell 2500® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500® Value Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.36%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.58%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2002
Small & Mid Cap Value Portfolio (Prospectus Summary) | Small & Mid Cap Value Portfolio | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Small & Mid Cap Value Portfolio (Prospectus Summary) | Small & Mid Cap Value Portfolio | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Annual Return 2003	rr_AnnualReturn2003	36.52%
Annual Return 2004	rr_AnnualReturn2004	17.90%
Annual Return 2005	rr_AnnualReturn2005	5.89%
Annual Return 2006	rr_AnnualReturn2006	13.55%
Annual Return 2007	rr_AnnualReturn2007	1.68%
Annual Return 2008	rr_AnnualReturn2008	(35.07%)
Annual Return 2009	rr_AnnualReturn2009	42.19%
Annual Return 2010	rr_AnnualReturn2010	25.64%
Annual Return 2011	rr_AnnualReturn2011	(8.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.11%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.12%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2002

[1]	"Other Expenses" have been estimated because no Class 1 shares were outstanding during the Portfolio's last fiscal year.